Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated Affiliated Entities
As of June 30, 2019, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	Established on August 15, 2017	Hong Kong	100%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	Established on October 13,2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	Acquired on February 2, 2018	PRC	100%
QTT Asia Ltd. (“QTT Asia”)	Established on April 10, 2018	British Virgin Islands(“BVI”)	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	Established on December 4,2018	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	Established on January 10, 2012	PRC	100%
Beijing Churun Internet Technology Co.,Ltd. (“Churun VIE”)	Acquired on November 1, 2018	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn VIE”)	Established on November 9,2018	PRC	100%
Shanghai Longshu Information Technology Co., Ltd (“Longshu VIE”)	Established on January 1, 2019	PRC	100%
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	Established on July 14, 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	Established on July 14, 2016	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan”)	Established on March 31, 2017	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd (“Qukandian”)	Established on April 13, 2017	PRC	100%